Average Annual Total Returns - Investor Class and Class H - Consumer Products Fund	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions 5 Years	Investor Class Return After Taxes on Distributions 10 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Investor Class S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Investor Class S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Investor Class S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class H 1 Year	Class H 5 Years	Class H 10 Years	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions 10 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class H S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class H S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class H S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	8.29%	6.79%	10.42%	5.89%	5.19%	9.11%	5.91%	4.90%	8.09%	18.40%	15.22%	13.88%	8.02%	6.51%	10.01%	5.26%	4.70%	8.55%	5.90%	4.63%	7.69%	18.40%	15.22%	13.88%